STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.7%
Asset-Backed Certificates - .1%
European Residential Loan Securitisation, Ser. 2018-1, Cl. A, 1 Month EURIBOR +1.00%	EUR	0.59	3/24/2061	26,090	[b]	28,665
Commercial Mortgage Pass-Through Ctfs. - 2.0%
Finsbury Square, Ser. 2019-1, Cl. C, 3 Month LIBOR +1.90%	GBP	2.84	6/16/2069	100,000	[b]	121,861
Salus European Loan Conduit No 33, Ser. 33X, Cl. C, 3 Month LIBOR +2.60%	GBP	3.42	1/23/2029	100,000	[b]	122,285
Taurus, Ser. 2018-DE3, Cl. C, 3 Month EURIBOR +1.90%	EUR	1.90	2/17/2029	100,000	[b]	111,120
Towd Point Mortgage Funding, Ser. 2019-GR4X, Cl. C, 3 Month LIBOR +1.75%	GBP	2.52	10/20/2051	200,000	[b]	243,793
					599,059
Foreign Governmental - 3.6%
Spain, Sr. Unscd. Bonds	EUR	1.50	4/30/2027	401,000	[c]	494,113
United Kingdom, Unscd. Bonds	GBP	3.25	1/22/2044	360,140		616,043
					1,110,156
Total Bonds and Notes (cost $1,758,416)				1,737,880
Description				Shares		Value ($)
Common Stocks - 1.2%
Diversified Financials - .6%
The Renewables Infrastructure Group				121,826		188,154
Financials - .6%
Amedeo Air Four Plus				162,500		175,879
Total Common Stocks (cost $397,023)				364,033

Exchange-Traded Funds - 26.1%
Registered Investment Companies - 26.1%
iShares 20+ Year Treasury Bond ETF				2,400		318,936
iShares Bloomberg Roll Select Commodity Strategy ETF				9,308		415,732
iShares iBoxx High Yield Corporate Bond ETF				10,183		885,208
iShares iBoxx Investment Grade Corporate Bond ETF				22,179		2,757,515

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description					Value ($)
Exchange-Traded Funds - 26.1% (continued)
Registered Investment Companies - 26.1% (continued)
iShares International High Yield Bond ETF				17,596	886,992
iShares JP Morgan EM Local Currency Bond ETF				18,607	862,062
iShares JP Morgan USD Emerging Markets Bond Fund ETF				16,196	1,841,161
Total Exchange-Traded Funds (cost $7,964,959)				7,967,606
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - 1.4%
Call Options - .4%
Euro Stoxx 50 Price EUR, Contracts 32	EUR	3,550	9/20/2019	1,136,000	9,068
Euro Stoxx 50 Price EUR, Contracts 29	EUR	3,400	8/16/2019	986,000	26,100
Hang Seng China Enterprises Index, Contracts 14	HKD	11,000	10/30/2019	7,700,000	18,063
MSCI Emerging Markets Index,, Contracts 9		1,100	9/20/2019	990,000	1,733
Nikkei 225, Contracts 6	JPY	21,750	10/11/2019	130,500,000	18,476
S&P 500 Index, Contracts 4		2,920	8/16/2019	1,168,000	25,500
S&P 500 Index, Contracts 4		3,040	10/18/2019	1,216,000	17,320
					116,260
Put Options - 1.0%
Euro Stoxx 50 Price EUR, Contracts 29	EUR	3,400	10/18/2019	986,000	20,578
Euro Stoxx 50 Price EUR, Contracts 1	EUR	3,650	10/18/2019	36,500	2,301
Euro Stoxx 50 Price EUR, Contracts 22	EUR	3,250	8/16/2019	715,000	828
Euro Stoxx 50 Price EUR, Contracts 58	EUR	3,275	10/18/2019	1,899,500	21,894
Euro Stoxx 50 Price EUR, Contracts 21	EUR	3,225	9/20/2019	677,250	3,371
Euro Stoxx 50 Price EUR, Contracts 1	EUR	3,725	9/20/2019	37,250	2,929
Euro Stoxx 50 Price EUR, Contracts 58	EUR	3,300	11/15/2019	1,914,000	36,084
FTSE 100 Index, Contracts 24	GBP	7,250	10/18/2019	1,740,000	21,160
FTSE 100 Index, Contracts 12	GBP	7,200	9/20/2019	864,000	4,743
Hang Seng China Enterprises Index, Contracts 14	HKD	11,300	10/30/2019	7,910,000	67,513
iShares iBoxx High Yield Corporate Bond ETF, Contracts 171		83.00	9/20/2019	14,193	2,907
Japanese Yen, Contracts 1,900,000 Merrill Lynch, Pierce, Fenner & Smith		106.00	10/16/2019	1,900,000	8,708

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a] Value ($)
Options Purchased - 1.4% (continued)
Put Options - 1.0% (continued)
Japanese Yen Cross Currency, Contracts 1,700,000 J.P. Morgan Securities	EUR	121.75	9/26/2019	1,700,000	26,846
Korean Stock Exchange KOSPI 200 Index, Contracts 16	KRW	255.00	9/11/2019	1,020,000,000	5,376
Nikkei 225, Contracts 6	JPY	20,750	10/11/2019	124,500,000	17,924
Nikkei 225, Contracts 2	JPY	19,500	12/13/2019	39,000,000	4,688
Russell 2000, Contracts 5		1,460	9/20/2019	730,000	4,800
S&P 500 Index, Contracts 3		2,950	10/18/2019	885,000	18,600
S&P 500 Index, Contracts 9		2,850	11/15/2019	2,565,000	45,090
S&P 500 Index, Contracts 2		2,600	12/20/2019	520,000	5,760
					322,100
Total Options Purchased (cost $614,025)				438,360
Description	1-Day Yield (%)			Shares	Value ($)
Investment Companies - 44.5%
Closed-End Investment Companies - 6.5%
3i Infrastructure				120,050	416,080
GCP Infrastructure Investments				274,000	419,180
Greencoat UK Wind				217,415	366,985
Hicl Infrastructure				204,645	410,136
International Public Partnerships				140,000	273,087
John Laing Environmental Assets Group				39,511	56,458
The Aquila European Renewables Income Fund				53,000	61,751
					2,003,677
Registered Investment Companies - 38.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund		2.28		153,363	[d] 153,363
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares		2.33		11,446,205	[d] 11,445,749
					11,599,112
Total Investment Companies (cost $13,634,988)				13,602,789
Total Investments (cost $24,369,411)				78.9%	24,110,668
Cash and Receivables (Net)				21.1%	6,431,600
Net Assets				100.0%	30,542,268

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

STATEMENT OF INVESTMENTS (Unaudited) (continued)

HKD—Hong Kong Dollar

JPY—Japanese Yen

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $494,113 or 1.62% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	28,665	-	28,665
Commercial Mortgage-Backed	-	599,059	-	599,059
Equity Securities – Common Stocks	364,033	-	-	364,033
Exchange-Traded Funds	7,967,606	-	-	7,967,606
Foreign Government	-	1,110,156	-	1,110,156
Investment Companies	13,602,789	-	-	13,602,789
Other Financial Instruments:
Futures†	677,101	-	-	677,101
Forward Foreign Currency Exchange Contracts†	-	64,374	-	64,374
Options Purchased	402,806	35,554	-	438,360
Swaps†	-	19,532	-	19,532
Liabilities ($)
Other Financial Instruments:
Futures†	(145,435)	-	-	(145,435)
Forward Foreign Currency Exchange Contracts†	-	(13,758)	-	(13,758)
Options Written	(637,560)	(84,021)	-	(721,581)
Swaps†	-	(6,892)	-	(6,892)

†  Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Broad Opportunities Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	4	9/19	444,657[a]	461,736	17,079
Australian 10 Year Bond	4	9/19	387,840[a]	397,240	9,400
Bova Spa Index	15	8/19	390,695[a]	400,777	10,082
DJ Euro Stoxx 50	46	9/19	1,734,492[a]	1,762,920	28,428
Euro 30 Year Bond	3	9/19	650,850[a]	694,023	43,173
Euro Stoxx 50 Dividend	41	12/21	551,761[a]	527,851	(23,910)
Euro Stoxx 50 Dividend	82	12/20	1,126,721[a]	1,102,904	(23,817)
Euro Stoxx 50 Dividend	36	12/19	477,868[a]	484,999	7,131
Euro-Bobl	6	9/19	889,430[a]	896,670	7,240
Euro-Bond	15	9/19	2,840,368[a]	2,907,037	66,669
FTSE 100	19	9/19	1,696,252[a]	1,741,145	44,893
FTSE/JSE Top 40 Index	12	9/19	440,154[a]	423,914	(16,240)
H Shares Index	6	8/19	412,741[a]	409,177	(3,564)
KOSPI 200 Index	8	9/19	460,792[a]	451,103	(9,689)
Long Gilt	14	9/19	2,194,336[a]	2,261,484	67,148
Long Term French Government	1	9/19	179,180[a]	185,124	5,944
Nikkei 225 Index	8	9/19	844,262	855,000	10,738
Singapore Exchange CNY Nifty Index	20	8/19	455,622	444,840	(10,782)
Standard & Poor's 500 E-mini	17	9/19	2,465,418	2,534,955	69,537
U.S. Treasury Long Bond	4	9/19	602,219	622,375	20,156
U.S. Treasury Ultra Long Bond	11	9/19	1,854,446	1,953,188	98,742
Futures Short
Euro	10	9/19	1,417,888	1,390,938	26,950
Euro-Schatz	21	9/19	2,606,830[a]	2,611,219	(4,389)
Mini MSCI Emerging Markets Index	15	9/19	761,085	769,200	(8,115)
Pound Sterling	45	9/19	3,571,666	3,427,875	143,791
U.S. Treasury 10 Year Notes	1	9/19	125,352	127,422	(2,070)
Ultra 10 Year U.S. Treasury Notes	13	9/19	1,749,110	1,791,969	(42,859)
Gross Unrealized Appreciation				677,101
Gross Unrealized Depreciation				(145,435)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Insight Broad Opportunities Fund

July 31, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Euro Stoxx 50 Price EUR, Contracts 24	3,450	9/20/19	828,000	EUR	(19,367)
Euro Stoxx 50 Price EUR, Contracts 29	3,500	8/16/19	1,015,000	EUR	(6,196)
Euro Stoxx 50 Price EUR, Contracts 21	3,500	9/20/19	735,000	EUR	(10,647)
Euro Stoxx 50 Price EUR, Contracts 32	3,650	9/20/19	1,168,000	EUR	(1,913)
FTSE 100 Index, Contracts 9	7,200	8/16/19	648,000	GBP	(38,307)
FTSE 100 Index, Contracts 10	7,400	9/20/19	740,000	GBP	(24,869)
Hang Seng China Enterprises Index, Contracts 14	11,400	10/30/19	7,980,000	HKD	(8,674)
Hang Seng China Enterprises Index, Contracts 6	12,200	7/30/19	3,660,000	HKD	(19)
iShares 20+ Year Treasury Bond, Contracts 71	125	1/17/20	887,500		(58,930)
Korean Stock Exchange KOSPI 200 Index, Contracts 16	285	9/11/19	1,140,000,000	KRW	(1,014)
MSCI Emerging Markets Index, Contracts 9	1,140	9/20/19	1,026,000		(495)
Nikkei 225, Contracts 3	21,250	8/9/19	63,750,000	JPY	(10,893)
Nikkei 225, Contracts 6	22,500	10/11/19	135,000,000	JPY	(6,342)
Nikkei 225, Contracts 2	25,500	12/13/19	51,000,000		(165)
Russell 2000, Contracts 5	1,580	8/16/19	790,000		(9,900)
S&P 500 Index, Contracts 4	2,900	9/20/19	1,160,000		(45,840)
S&P 500 Index, Contracts 4	3,000	8/16/19	1,200,000		(8,200)
S&P 500 Index, Contracts 4	3,120	10/18/19	1,248,000		(6,020)
S&P 500 Index, Contracts 2	3,125	12/20/19	625,000		(8,760)
Brazilian Real, Contracts 850,000, Citigroup	3.95	9/18/19	850,000		(4,792)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options: (continued)
Japanese Yen, Contracts 1,900,000, Merrill Lynch, Pierce, Fenner & Smith	110	10/16/19	1,900,000		(6,662)
Japanese Yen Cross Currency, Contracts 1,700,000, J.P. Morgan Securities	125.15	9/26/19	1,700,000	EUR	(862)
South African Rand, Contracts 370,000, HSBC	14.8	8/6/19	370,000		(236)
South African Rand Cross Currency, Contracts 400,000, HSBC	16.6	7/30/19	400,000	EUR	-
Swiss Franc, Contracts 1,900,000, J.P. Morgan Securities	0.985	9/25/19	1,900,000		(19,666)
Put Options:
Euro Stoxx 50 Price EUR, Contracts 87	3,000	12/20/19	2,610,000	EUR	(24,559)
Euro Stoxx 50 Price EUR, Contracts 87	3,050	12/20/19	2,653,500	EUR	(29,182)
Euro Stoxx 50 Price EUR, Contracts 21	3,075	9/20/19	645,750	EUR	(1,488)
Euro Stoxx 50 Price EUR, Contracts 44	3,100	8/16/19	1,364,000	EUR	(585)
Euro Stoxx 50 Price EUR, Contracts 29	3,225	8/16/19	935,250	EUR	(899)
Euro Stoxx 50 Price EUR, Contracts 29	3,250	10/18/19	942,500	EUR	(9,663)
Euro Stoxx 50 Price EUR, Contracts 24	3,300	9/20/19	792,000	EUR	(6,111)
Euro Stoxx 50 Price EUR, Contracts 29	3,300	10/18/19	957,000	EUR	(12,424)
Euro Stoxx 50 Price EUR, Contracts 1	3,350	10/18/19	33,500	EUR	(551)
Euro Stoxx 50 Price EUR, Contracts 32	3,350	9/20/19	1,072,000	EUR	(11,265)
Euro Stoxx 50 Price EUR, Contracts 2	3,425	9/20/19	68,500	EUR	(1,147)
FTSE 100 Index, Contracts 36	6,700	12/20/19	2,412,000	GBP	(22,765)
FTSE 100 Index, Contracts 24	6,950	9/20/19	1,668,000	GBP	(4,232)
FTSE 100 Index, Contracts 9	7,125	8/16/19	641,250	GBP	(547)
FTSE 100 Index, Contracts 10	7,325	9/20/19	732,500	GBP	(6,324)
Hang Seng China Enterprises Index, Contracts 14	10,200	10/30/19	7,140,000	HKD	(15,649)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
Hang Seng China Enterprises Index, Contracts 14	10,700	10/30/19	7,490,000	HKD	(32,549)
Hang Seng China Enterprises Index, Contracts 6	10,800	7/30/19	3,240,000	HKD	(1,418)
Hang Seng China Enterprises Index, Contracts 14	10,900	10/30/19	7,630,000	HKD	(41,402)
iShares 20+ Year Treasury Bond, Contracts 71	119	1/17/20	844,900		(2,165)
iShares iBoxx High Yield Corporate Bond, Contracts 171	80	9/20/19	1,368,000		(1,026)
iShares iBoxx High Yield Corporate Bond, Contracts 171	81	9/20/19	1,385,100		(1,710)
Korean Stock Exchange KOSPI 200 Index, Contracts 16	245	9/11/19	980,000,000	KRW	(1,961)
MSCI Emerging Markets Index, Contracts 9	1,000	9/20/19	900,000		(13,770)
Nikkei 225, Contracts 2	17,000	12/13/19	34,000,000		(1,232)
Nikkei 225, Contracts 6	19,875	10/11/19	119,250,000	JPY	(8,824)
Nikkei 225, Contracts 6	20,125	10/11/19	120,750,000	JPY	(10,755)
Nikkei 225, Contracts 6	20,250	10/11/19	121,500,000	JPY	(11,858)
Nikkei 225, Contracts 3	20,875	8/9/19	62,625,000	JPY	(1,158)
Russell 2000, Contracts 5	1,350	9/20/19	675,000		(1,600)
Russell 2000, Contracts 5	1,390	9/20/19	695,000		(1,725)
Russell 2000, Contracts 5	1,540	8/16/19	770,000		(5,745)
S&P 500 Index, Contracts 2	2,375	12/20/19	475,000		(2,006)
S&P 500 Index, Contracts 14	2,625	1/17/20	3,675,000		(48,720)
S&P 500 Index, Contracts 4	2,650	9/20/19	1,060,000		(3,540)
S&P 500 Index, Contracts 4	2,710	8/16/19	1,084,000		(500)
S&P 500 Index, Contracts 3	2,750	10/18/19	825,000		(7,674)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
S&P 500 Index, Contracts 3	2,825	10/18/19	847,500		(9,345)
S&P 500 Index, Contracts 4	2,855	10/18/19	1,142,000		(14,372)
Brazilian Real, Contracts 850,000, Citigroup	3.85	9/18/19	850,000		(18,235)
Japanese Yen, Contracts 1,900,000, Merrill Lynch, Pierce, Fenner & Smith	104.5	10/16/19	1,900,000		(4,959)
Japanese Yen Cross Currency, Contracts 1,700,000, J.P. Morgan Securities	120	9/26/19	1,700,000	EUR	(13,361)
South African Rand, Contracts 370,000, HSBC	14.5	8/6/19	370,000		(5,160)
Swiss Franc, Contracts 1,900,000, J.P. Morgan Securities	0.975	9/25/19	1,900,000		(7,214)
Total Options Written (premiums received $1,038,814)					(721,581)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

KRW—South Korean Won

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Insight Broad Opportunities Fund

July 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	1,913,462	Euro	1,695,000	10/9/19	26,382
United States Dollar	268,542	Japanese Yen	29,000,000	10/9/19	549
South African Rand	6,325,123	Euro	400,000	8/1/19	(1,944)
United States Dollar	53,529	Australian Dollar	77,000	10/9/19	749
United States Dollar	1,316,524	British Pound	1,051,000	10/9/19	34,024
HSBC
South African Rand	200,000	United States Dollar	14,114	8/1/19	(173)
United States Dollar	169,555	Euro	150,000	10/9/19	2,557
Euro	400,000	South African Rand	6,520,000	8/1/19	(11,641)
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	342,035	Japanese Yen	37,000,000	10/9/19	113
Gross Unrealized Appreciation					64,374
Gross Unrealized Depreciation					(13,758)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price

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of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2019, accumulated net unrealized depreciation on investments was $258,743, consisting of $187,855 gross unrealized appreciation and $446,598 gross unrealized depreciation.

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At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.